Shareholder Report, Holdings (Details)	Jul. 31, 2025
Fidelity SAI Convertible Arbitrage Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Fidelity SAI Convertible Arbitrage Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity SAI Convertible Arbitrage Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity SAI Convertible Arbitrage Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity SAI Convertible Arbitrage Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity SAI Convertible Arbitrage Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity SAI Convertible Arbitrage Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity SAI Convertible Arbitrage Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI Convertible Arbitrage Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI Convertible Arbitrage Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI Convertible Arbitrage Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity SAI Convertible Arbitrage Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	309.20%
Fidelity SAI Convertible Arbitrage Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	73.00%
Fidelity SAI Convertible Arbitrage Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Long Exposure	9.50%
Fidelity SAI Convertible Arbitrage Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Long Exposure	8.30%
Fidelity SAI Convertible Arbitrage Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	4.20%
Fidelity SAI Convertible Arbitrage Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
Fidelity SAI Convertible Arbitrage Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.90%
Fidelity SAI Convertible Arbitrage Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Fidelity SAI Convertible Arbitrage Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Fidelity Risk Parity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity Risk Parity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Risk Parity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Risk Parity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Risk Parity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Risk Parity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Risk Parity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Risk Parity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Risk Parity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Risk Parity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Risk Parity Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Risk Parity Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	58.80%
Fidelity Risk Parity Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	34.80%
Fidelity Risk Parity Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	5.70%
Fidelity Risk Parity Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	19.50%
Fidelity Risk Parity Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	27.10%
Fidelity Risk Parity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	4.70%
Fidelity Risk Parity Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	8.20%
Fidelity Advisor Risk Parity Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity Advisor Risk Parity Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Risk Parity Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Risk Parity Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Risk Parity Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Risk Parity Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Risk Parity Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Risk Parity Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Risk Parity Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Risk Parity Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Risk Parity Fund - Class Z | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Risk Parity Fund - Class Z | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	58.80%
Fidelity Advisor Risk Parity Fund - Class Z | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	34.80%
Fidelity Advisor Risk Parity Fund - Class Z | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	5.70%
Fidelity Advisor Risk Parity Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	19.50%
Fidelity Advisor Risk Parity Fund - Class Z | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	27.10%
Fidelity Advisor Risk Parity Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	4.70%
Fidelity Advisor Risk Parity Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	8.20%
Fidelity Advisor Risk Parity Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity Advisor Risk Parity Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Risk Parity Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Risk Parity Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Risk Parity Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Risk Parity Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Risk Parity Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Risk Parity Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Risk Parity Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Risk Parity Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Risk Parity Fund - Class M | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Risk Parity Fund - Class M | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	58.80%
Fidelity Advisor Risk Parity Fund - Class M | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	34.80%
Fidelity Advisor Risk Parity Fund - Class M | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	5.70%
Fidelity Advisor Risk Parity Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	19.50%
Fidelity Advisor Risk Parity Fund - Class M | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	27.10%
Fidelity Advisor Risk Parity Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	4.70%
Fidelity Advisor Risk Parity Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	8.20%
Fidelity Advisor Risk Parity Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity Advisor Risk Parity Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Risk Parity Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Risk Parity Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Risk Parity Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Risk Parity Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Risk Parity Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Risk Parity Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Risk Parity Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Risk Parity Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Risk Parity Fund - Class I | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Risk Parity Fund - Class I | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	58.80%
Fidelity Advisor Risk Parity Fund - Class I | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	34.80%
Fidelity Advisor Risk Parity Fund - Class I | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	5.70%
Fidelity Advisor Risk Parity Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	19.50%
Fidelity Advisor Risk Parity Fund - Class I | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	27.10%
Fidelity Advisor Risk Parity Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	4.70%
Fidelity Advisor Risk Parity Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	8.20%
Fidelity Advisor Risk Parity Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity Advisor Risk Parity Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Risk Parity Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Risk Parity Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Risk Parity Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Risk Parity Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Risk Parity Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Risk Parity Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Risk Parity Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Risk Parity Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Risk Parity Fund - Class C | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Risk Parity Fund - Class C | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	58.80%
Fidelity Advisor Risk Parity Fund - Class C | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	34.80%
Fidelity Advisor Risk Parity Fund - Class C | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	5.70%
Fidelity Advisor Risk Parity Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	19.50%
Fidelity Advisor Risk Parity Fund - Class C | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	27.10%
Fidelity Advisor Risk Parity Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	4.70%
Fidelity Advisor Risk Parity Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	8.20%
Fidelity Advisor Risk Parity Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity Advisor Risk Parity Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Risk Parity Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Risk Parity Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Risk Parity Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Risk Parity Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Risk Parity Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Risk Parity Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Risk Parity Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Risk Parity Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Risk Parity Fund - Class A | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Risk Parity Fund - Class A | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	58.80%
Fidelity Advisor Risk Parity Fund - Class A | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	34.80%
Fidelity Advisor Risk Parity Fund - Class A | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	5.70%
Fidelity Advisor Risk Parity Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	19.50%
Fidelity Advisor Risk Parity Fund - Class A | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	27.10%
Fidelity Advisor Risk Parity Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	4.70%
Fidelity Advisor Risk Parity Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	8.20%
Fidelity Hedged Equity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Hedged Equity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Hedged Equity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Hedged Equity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Hedged Equity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Hedged Equity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Hedged Equity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Hedged Equity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Hedged Equity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Hedged Equity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Hedged Equity Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	93.80%
Fidelity Hedged Equity Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	4.30%
Fidelity Hedged Equity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	1.10%
Fidelity Hedged Equity Fund | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Hedged Equity Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Fidelity Advisor Hedged Equity Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Hedged Equity Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Hedged Equity Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Hedged Equity Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Hedged Equity Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Hedged Equity Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Hedged Equity Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Hedged Equity Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Hedged Equity Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Hedged Equity Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Hedged Equity Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	93.80%
Fidelity Advisor Hedged Equity Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	4.30%
Fidelity Advisor Hedged Equity Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	1.10%
Fidelity Advisor Hedged Equity Fund - Class Z | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Hedged Equity Fund - Class Z | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Fidelity Advisor Hedged Equity Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Hedged Equity Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Hedged Equity Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Hedged Equity Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Hedged Equity Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Hedged Equity Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Hedged Equity Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Hedged Equity Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Hedged Equity Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Hedged Equity Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Hedged Equity Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	93.80%
Fidelity Advisor Hedged Equity Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	4.30%
Fidelity Advisor Hedged Equity Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	1.10%
Fidelity Advisor Hedged Equity Fund - Class M | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Hedged Equity Fund - Class M | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Fidelity Advisor Hedged Equity Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Hedged Equity Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Hedged Equity Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Hedged Equity Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Hedged Equity Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Hedged Equity Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Hedged Equity Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Hedged Equity Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Hedged Equity Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Hedged Equity Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Hedged Equity Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	93.80%
Fidelity Advisor Hedged Equity Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	4.30%
Fidelity Advisor Hedged Equity Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	1.10%
Fidelity Advisor Hedged Equity Fund - Class I | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Hedged Equity Fund - Class I | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Fidelity Advisor Hedged Equity Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Hedged Equity Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Hedged Equity Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Hedged Equity Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Hedged Equity Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Hedged Equity Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Hedged Equity Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Hedged Equity Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Hedged Equity Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Hedged Equity Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Hedged Equity Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	93.80%
Fidelity Advisor Hedged Equity Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	4.30%
Fidelity Advisor Hedged Equity Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	1.10%
Fidelity Advisor Hedged Equity Fund - Class C | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Hedged Equity Fund - Class C | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Fidelity Advisor Hedged Equity Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Hedged Equity Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Hedged Equity Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Hedged Equity Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Hedged Equity Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Hedged Equity Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Hedged Equity Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Hedged Equity Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Hedged Equity Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Hedged Equity Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Hedged Equity Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	93.80%
Fidelity Advisor Hedged Equity Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	4.30%
Fidelity Advisor Hedged Equity Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	1.10%
Fidelity Advisor Hedged Equity Fund - Class A | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Hedged Equity Fund - Class A | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Fidelity Equity Market Neutral Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Equity Market Neutral Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Equity Market Neutral Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Equity Market Neutral Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Equity Market Neutral Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Equity Market Neutral Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Equity Market Neutral Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Equity Market Neutral Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Equity Market Neutral Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Equity Market Neutral Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Equity Market Neutral Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	115.50%
Fidelity Equity Market Neutral Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	44.10%
Fidelity Equity Market Neutral Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	32.50%
Fidelity Equity Market Neutral Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	5.70%
Fidelity Equity Market Neutral Fund | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Fidelity Equity Market Neutral Fund | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	17.70%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity Market Neutral Fund - Class A | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	115.50%
Fidelity Advisor Equity Market Neutral Fund - Class A | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	44.10%
Fidelity Advisor Equity Market Neutral Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	32.50%
Fidelity Advisor Equity Market Neutral Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	5.70%
Fidelity Advisor Equity Market Neutral Fund - Class A | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Fidelity Advisor Equity Market Neutral Fund - Class A | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	17.70%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity Market Neutral Fund - Class M | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	115.50%
Fidelity Advisor Equity Market Neutral Fund - Class M | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	44.10%
Fidelity Advisor Equity Market Neutral Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	32.50%
Fidelity Advisor Equity Market Neutral Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	5.70%
Fidelity Advisor Equity Market Neutral Fund - Class M | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Fidelity Advisor Equity Market Neutral Fund - Class M | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	17.70%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity Market Neutral Fund - Class C | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	115.50%
Fidelity Advisor Equity Market Neutral Fund - Class C | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	44.10%
Fidelity Advisor Equity Market Neutral Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	32.50%
Fidelity Advisor Equity Market Neutral Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	5.70%
Fidelity Advisor Equity Market Neutral Fund - Class C | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Fidelity Advisor Equity Market Neutral Fund - Class C | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	17.70%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity Market Neutral Fund - Class I | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	115.50%
Fidelity Advisor Equity Market Neutral Fund - Class I | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	44.10%
Fidelity Advisor Equity Market Neutral Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	32.50%
Fidelity Advisor Equity Market Neutral Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	5.70%
Fidelity Advisor Equity Market Neutral Fund - Class I | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Fidelity Advisor Equity Market Neutral Fund - Class I | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	17.70%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Equity Market Neutral Fund - Class Z | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	115.50%
Fidelity Advisor Equity Market Neutral Fund - Class Z | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	44.10%
Fidelity Advisor Equity Market Neutral Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	32.50%
Fidelity Advisor Equity Market Neutral Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	5.70%
Fidelity Advisor Equity Market Neutral Fund - Class Z | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Fidelity Advisor Equity Market Neutral Fund - Class Z | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	17.70%
Fidelity Yield Enhanced Equity ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Yield Enhanced Equity ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Yield Enhanced Equity ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Yield Enhanced Equity ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Yield Enhanced Equity ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Yield Enhanced Equity ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Yield Enhanced Equity ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Yield Enhanced Equity ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Yield Enhanced Equity ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Yield Enhanced Equity ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Yield Enhanced Equity ETF | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Yield Enhanced Equity ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	97.80%
Fidelity Yield Enhanced Equity ETF | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Fidelity Yield Enhanced Equity ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	1.00%
Fidelity Yield Enhanced Equity ETF | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Yield Enhanced Equity ETF | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Fidelity Dynamic Buffered Equity ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Dynamic Buffered Equity ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Dynamic Buffered Equity ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Dynamic Buffered Equity ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Dynamic Buffered Equity ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Dynamic Buffered Equity ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Dynamic Buffered Equity ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Dynamic Buffered Equity ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Dynamic Buffered Equity ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Dynamic Buffered Equity ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Dynamic Buffered Equity ETF | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Dynamic Buffered Equity ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	97.60%
Fidelity Dynamic Buffered Equity ETF | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Fidelity Dynamic Buffered Equity ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.90%
Fidelity Dynamic Buffered Equity ETF | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Dynamic Buffered Equity ETF | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.70%
Fidelity Hedged Equity ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Hedged Equity ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Hedged Equity ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Hedged Equity ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Hedged Equity ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Hedged Equity ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Hedged Equity ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Hedged Equity ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Hedged Equity ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Hedged Equity ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Hedged Equity ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	98.70%
Fidelity Hedged Equity ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Fidelity Hedged Equity ETF | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Hedged Equity ETF | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.90%
Fidelity Managed Futures ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	85.40%
Fidelity Managed Futures ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Managed Futures ETF | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	522.50%
Fidelity Managed Futures ETF | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	204.80%
Fidelity Managed Futures ETF | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	20.70%
Fidelity Managed Futures ETF | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	52.40%
Fidelity Managed Futures ETF | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.40%
Fidelity Managed Futures ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	9.60%
Fidelity Managed Futures ETF | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	167.80%
Fidelity Managed Futures ETF | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	16.90%
Fidelity SAI Merger Arbitrage Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity SAI Merger Arbitrage Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity SAI Merger Arbitrage Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity SAI Merger Arbitrage Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity SAI Merger Arbitrage Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity SAI Merger Arbitrage Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity SAI Merger Arbitrage Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity SAI Merger Arbitrage Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity SAI Merger Arbitrage Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity SAI Merger Arbitrage Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI Merger Arbitrage Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	40.70%
Fidelity SAI Merger Arbitrage Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	28.90%
Fidelity SAI Merger Arbitrage Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	42.80%
Fidelity SAI Merger Arbitrage Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	7.00%
Fidelity SAI Merger Arbitrage Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	21.30%
Fidelity SAI Managed Futures Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	84.60%
Fidelity SAI Managed Futures Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity SAI Managed Futures Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	519.40%
Fidelity SAI Managed Futures Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	153.10%
Fidelity SAI Managed Futures Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	16.80%
Fidelity SAI Managed Futures Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	57.00%
Fidelity SAI Managed Futures Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.50%
Fidelity SAI Managed Futures Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	10.50%
Fidelity SAI Managed Futures Fund | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	138.80%
Fidelity SAI Managed Futures Fund | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	15.20%